Profile of the
Franklin
Valuemark Charter Variable Annuity Contract

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA


January 5, 1999


This profile is a summary of some of the more important points that you should consider and know before purchasing the Franklin Valuemark Charter Variable Annuity Contract with a fixed account option. The Contract is more fully described in the prospectus which accompanies this profile. Please read the prospectus carefully.



1. THE FRANKLIN VALUEMARK CHARTER VARIABLE ANNUITY CONTRACT

The Franklin Valuemark Charter variable annuity contract with a fixed account offered by Allianz Life Insurance Company of North America (Allianz Life) is a contract between you, the owner, and Allianz Life, an insurance company. The Contract provides a means for investing on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit and guaranteed annuity income options.

The Contract has 22 variable options -- each of which invests in a portfolio of Franklin Valuemark Funds and a fixed account of Allianz Life. The portfolios are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates. A list of the available portfolios is contained in Section 4. Depending upon market conditions, you can make or lose money in the Contract based on the portfolios' investment performance. The portfolios are designed to offer a better return than the fixed account, however, this is not guaranteed.

The fixed account offers an interest rate that is guaranteed by Allianz Life. Your initial interest rate is set on the date when your money is invested in the fixed account and remains effective for one year. Initial interest rates are declared monthly. If you select the fixed account, your money will be held in our general account with principal and interest backed by Allianz Life.

Currently, you can put your money in 10 investment choices at any one time (which includes any of the 22 variable options and the Allianz Life fixed account). Allianz Life has the right to limit the number of variable options which you may invest in at any one time (now or in the future).


Like all deferred annuity contracts, your Contract has two phases: the accumulation phase and the payout phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis and are based on the investment performance of the portfolio(s) you select and/or the interest rate earned on the money you have in the fixed account. During the accumulation phase, the earnings are taxed as income only when you make a surrender. The payout phase occurs when you begin receiving regular payments from your Contract. The amount of the payments you may receive during the payout phase depends in part upon the amount of money you are able to accumulate in your Contract during the accumulation phase.




2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)

You can receive monthly annuity payments from your Contract by selecting one of the following annuity options (all of these options assume you are the owner and the annuitant):

(1) payments for your life;

(2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5, 10, 15 or 20 years);

(3) payments during the joint lifetime of you and the joint annuitant -- when either of you die, payments will continue as long as the survivor lives;

(4) payments during the joint lifetime of you and the joint annuitant, but if you and the joint annuitant die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5, 10, 15 or 20 years); and


(5) payments during your life ending with the last payment due prior to your death with a guarantee that at your death Allianz Life will make a refund to your beneficiary if the value of the payments made is less than the amount applied to the annuity option.


Once you begin receiving regular annuity payments, you cannot change your annuity option or surrender your Contract.

During the payout phase, you may select from the variable options available or the fixed account for your investment choices. You may elect to receive annuity payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments based on portfolio performance (i.e., variable payout), the dollar amount of your annuity payments may go up or down, depending on the investment performance of the portfolios you choose.



3. PURCHASE

You can buy the Contract with $25,000 or more. You can add $250 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms. You and the annuitant cannot be older than 85 years old at the time you buy the Contract. This product is not appropriate for market timers.



4. INVESTMENT OPTIONS

You may select the Allianz Life fixed account and/or the variable options which invest in Class 2 shares of the following portfolios of Franklin Valuemark
Funds:

PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME:
Money Market Fund

PORTFOLIOS SEEKING
CURRENT INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund

PORTFOLIOS SEEKING
GROWTH AND INCOME:
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING
CAPITAL GROWTH:
Capital  Growth  Fund
Global  Health  Care  Securities  Fund
Mutual  Discovery Securities  Fund
Natural  Resources  Securities  Fund
Small Cap Fund
Templeton Developing   Markets  Equity  Fund
Templeton   Global  Growth  Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

The  portfolios  are fully  described  in the attached  prospectus  for Franklin
Valuemark   Funds.  You  can  make  or  lose  money  based  on  the  portfolios'
performance.



5. EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

o The annual insurance charges for your Contract depend on the death benefit (traditional or enhanced) that you select when you buy the Contract. The annual insurance charges total 1.15% (traditional death benefit) or 1.35% (enhanced death benefit) of the average daily value of your Contract allocated to the variable options.

o Each year Allianz Life also deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the cumulative value of all your Franklin Valuemark Charter Contracts (registered with the same social security number) are at least $100,000.

o There are also annual portfolio operating expenses, which vary depending upon the portfolios you select. These expenses range from .70% to 1.72% of the average daily value of the portfolios' Class 2 shares.

o You can transfer between investment choices up to 12 times a year without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less. Market timing transfers may not be permitted.

o Allianz Life does not assess a surrender charge, or a contingent deferred sales charge if you make a surrender (partial or total) from the Contract.

o Allianz Life may assess a state premium tax charge which ranges from 0%-3.5% (depending upon the state) when you die, start receiving annuity payments, or make a complete surrender.

We have provided the following charts to help you understand the expenses in your Contract. Chart 1 is for Contracts with the traditional death benefit option. Chart 2 is for Contracts with the enhanced death benefit option. The column "Total Annual Insurance Charges" includes the $40 contract maintenance charge which has been converted to a percentage and is represented as .10% below. The column "Total Annual Expenses" shows the total of the $40 contract maintenance charge (which has been converted to a percentage and is represented as .10% below), the insurance charges (which either total 1.15% or 1.35%, depending upon the death benefit you selected) and the total annual portfolio expenses for each portfolio.



The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you surrender your Contract: (1) at the end of year 1, and (2) at the end of year 10.

The premium tax is assumed to be 0% in both examples.

These are just examples. They do not represent past or future expenses. Actual expenses may be higher or lower than those shown.

CHART 1 - EXPENSES FOR CONTRACTS WITH TRADITIONAL DEATH BENEFIT:

                                                                Total
                                                    Total       Annual                           EXAMPLES:
                                                    Annual      Class 2         Total
                                                    Insurance   Portfolio       Annual           Expenses at end of:
Variable Option                                     Charges     Expenses        Expenses         1 Year      10 Years
---------------------------------------------------------------------------------------------------------------------------

Capital Growth                                      1.25%            1.07%      2.32%            $24         $265

Global Health Care Securities                       1.25%            1.16%      2.41%            $24         $275

Global Utilities Securities                         1.25%             .80%      2.05%            $21         $237

Growth and Income                                   1.25%             .79%      2.04%            $21         $236

High Income                                         1.25%             .83%      2.08%            $21         $241

Income Securities                                   1.25%             .80%      2.05%            $21         $237

Money Market                                        1.25%             .83%      2.08%            $21         $241

Mutual Discovery Securities                         1.25%            1.36%      2.61%            $26         $295

Mutual Shares Securities                            1.25%            1.10%      2.35%            $24         $268

Natural Resources Securities                        1.25%             .99%      2.24%            $23         $257

Real Estate Securities                              1.25%             .84%      2.09%            $21         $242

Rising Dividends                                    1.25%            1.04%      2.29%            $23         $262

Small Cap                                           1.25%            1.07%      2.32%            $24         $265

Templeton Developing Markets Equity                 1.25%            1.72%      2.97%            $30         $329

Templeton Global Asset Allocation                   1.25%            1.24%      2.49%            $25         $283

Templeton Global Growth                             1.25%            1.18%      2.43%            $25         $277

Templeton Global Income Securities                  1.25%             .92%      2.17%            $22         $250

Templeton International Equity                      1.25%            1.19%      2.44%            $25         $278

Templeton International Smaller Companies           1.25%            1.36%      2.61%            $26         $295

Templeton Pacific Growth                            1.25%            1.33%      2.58%            $26         $292

U.S. Government Securities                          1.25%             .80%      2.05%            $21         $237

Value Securities                                    1.25%            1.11%      2.36%            $24         $270


CHART 2 - EXPENSES FOR CONTRACTS WITH ENHANCED DEATH BENEFIT:

                                                                Total
                                                    Total       Annual                           EXAMPLES:
                                                    Annual      Class 2         Total
                                                    Insurance   Portfolio       Annual           Expenses at end of:
Variable Option                                     Charges     Expenses        Expenses         1 Year      10 Years
---------------------------------------------------------------------------------------------------------------------------

Capital Growth                                      1.45%            1.07%      2.52%            $26         $286

Global Health Care Securities                       1.45%            1.16%      2.61%            $26         $295

Global Utilities Securities                         1.45%             .80%      2.25%            $23         $258

Growth and Income                                   1.45%             .79%      2.24%            $23         $257

High Income                                         1.45%             .83%      2.28%            $23         $261

Income Securities                                   1.45%             .80%      2.25%            $23         $258

Money Market                                        1.45%             .83%      2.28%            $23         $261

Mutual Discovery Securities                         1.45%            1.36%      2.81%            $28         $314

Mutual Shares Securities                            1.45%            1.10%      2.55%            $26         $289

Natural Resources Securities                        1.45%             .99%      2.44%            $25         $278

Real Estate Securities                              1.45%             .84%      2.29%            $23         $262

Rising Dividends                                    1.45%            1.04%      2.49%            $25         $283

Small Cap                                           1.45%            1.07%      2.52%            $26         $286

Templeton Developing Markets Equity                 1.45%            1.72%      3.17%            $32         $348

Templeton Global Asset Allocation                   1.45%            1.24%      2.69%            $27         $302

Templeton Global Growth                             1.45%            1.18%      2.63%            $27         $297

Templeton Global Income Securities                  1.45%             .92%      2.37%            $24         $271

Templeton International Equity                      1.45%            1.19%      2.64%            $27         $298

Templeton International Smaller Companies           1.45%            1.36%      2.81%            $28         $314

Templeton Pacific Growth                            1.45%            1.33%      2.78%            $28         $311

U.S. Government Securities                          1.45%             .80%      2.25%            $23         $258

Value Securities                                    1.45%            1.11%      2.56%            $26         $290

The expenses for the newly formed Class 2 shares of each portfolio have been estimated. Estimates are based on the Class 2 Rule 12b-1 Plan and each portfolio's historical Class 1 share expenses or, for the new Global Health Care Securities and Value Securities Funds, estimated Class 1 share expenses. For more detailed information, see the Fee Table in the prospectus for the Contract.



6. TAXES

You do not have to pay taxes on any earnings until you withdraw money from your Contract. In most cases, if you take money out, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable amounts surrendered. Payments during the payout phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable.



7. ACCESS TO YOUR MONEY


You may make a surrender at any time during the accumulation phase. Any partial surrender must be for at least $500. You may request a surrender or elect the Systematic Withdrawal Program or the Minimum Distribution Program which are briefly described in Section 10 of this Profile. Of course, you may also have to pay income taxes and a tax penalty on any money you take out of the Contract.




8. PERFORMANCE

The value of the Contract will vary up or down depending upon the performance of the portfolio(s) you choose.

The following charts show total returns for the Contracts for the periods shown. Chart 1 shows the performance for Contracts with the traditional death benefit and Chart 2 shows performance for Contracts with the enhanced death benefit. Performance is not shown for the Global Health Care Securities Fund and the Value Securities Fund because they began operations on May 1, 1998. These numbers reflect the insurance charges, the contract maintenance charge and the operating expenses of the portfolios. Although the Contracts are new, the performance assumes your Contract was invested in the portfolios for the periods shown. Because the portfolios' Class 2 shares are new, the performance is based on the historical performance of the portfolios' Class 1 shares. Class 2 shares have 12b-1 plan expenses currently equal to .30% per year which will affect future performance. Past performance is not a guarantee of future results.


CHART 1

                                                                        Calendar Year
---------------------------------------------------------------------------------------------------------------------------

Variable Option                      1997       1996       1995       1994       1993       1992       1991       1990
---------------------------------------------------------------------------------------------------------------------------

Capital Growth                      16.86%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Global Utilities Securities         25.21%      5.74%     29.76%    -12.67%      9.17%      7.37%     23.08%      0.59%

Growth and Income                   26.18%     12.78%     31.22%     -3.24%      8.95%      5.39%     22.10%     -3.56%

High Income                         10.17%     12.49%     18.30%     -3.47%     14.32%     14.82%     28.55%     -9.81%

Income Securities                   15.65%      9.90%     20.90%     -7.44%     17.15%     11.83%     38.23%     -8.60%

Money Market                         3.94%      3.85%      4.45%      2.54%      1.27%      1.78%      4.18%      6.29%

Mutual Discovery Securities         17.90%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Mutual Shares Securities            16.29%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Natural Resources Securities       -20.00%      2.70%      1.08%     -3.21%     53.75%    -11.26%      2.54%    -15.07%

Real Estate Securities              19.22%     31.19%     16.08%      1.62%     17.55%     10.71%     31.88%    -13.08%

Rising Dividends                    31.41%     22.65%     28.16%     -5.27%     -4.66%        N/A        N/A        N/A

Small Cap                           15.98%     27.49%        N/A        N/A        N/A        N/A        N/A        N/A

Templeton Developing
Markets Equity                      -9.86%     20.09%      1.50%        N/A        N/A        N/A        N/A        N/A



CHART 1 (cont.)

                                                                        Calendar Year
---------------------------------------------------------------------------------------------------------------------------

Variable Option                      1997       1996       1995       1994       1993       1992       1991       1990
---------------------------------------------------------------------------------------------------------------------------

Templeton Global Asset Allocation   10.34%     18.35%        N/A        N/A        N/A        N/A        N/A        N/A

Templeton Global Growth             12.10%     19.79%     11.33%        N/A        N/A        N/A        N/A        N/A

Templeton Global Income Securities   1.20%      8.28%     13.27%     -6.17%     15.25%     -1.62%     10.91%      8.43%

Templeton International Equity      10.31%     21.46%      9.23%     -0.38%     27.01%        N/A        N/A        N/A

Templeton International
Smaller Companies                   -2.73%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Templeton Pacific Growth           -36.78%      9.72%      6.64%     -9.93%     46.08%        N/A        N/A        N/A

U.S. Government Securities           7.96%      2.32%     18.00%     -5.74%      8.36%      6.33%     14.46%      7.57%


CHART 2

                                                                        Calendar Year
---------------------------------------------------------------------------------------------------------------------------

Variable Option                      1997       1996       1995       1994       1993       1992       1991       1990
---------------------------------------------------------------------------------------------------------------------------

Capital Growth                      16.62%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Global Utilities Securities         24.96%      5.52%     29.50%    -12.85%      8.96%      7.15%     22.84%      0.39%

Growth and Income                   25.93%     12.55%     30.95%     -3.43%      8.73%      5.18%     21.86%     -3.75%

High Income                          9.95%     12.26%     18.06%     -3.66%     14.10%     14.59%     28.30%     -9.99%

Income Securities                   15.42%      9.67%     20.66%     -7.62%     16.92%     11.61%     37.95%     -8.78%

Money Market                         3.74%      3.64%      4.24%      2.34%      1.07%      1.57%      3.97%      6.08%

Mutual Discovery Securities         17.67%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Mutual Shares Securities            16.05%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Natural Resources Securities       -20.16%      2.49%      0.88%     -3.40%     53.45%    -11.44%      2.33%    -15.24%

Real Estate Securities              18.98%     30.92%     15.85%      1.42%     17.32%     10.48%     31.62%    -13.25%

Rising Dividends                    31.14%     22.40%     27.91%     -5.46%     -4.85%        N/A        N/A        N/A

Small Cap                           15.75%     27.23%        N/A        N/A        N/A        N/A        N/A        N/A

Templeton Developing
Markets Equity                     -10.04%     19.85%      1.30%        N/A        N/A        N/A        N/A        N/A

Templeton Global Asset Allocation   10.12%     18.12%        N/A        N/A        N/A        N/A        N/A        N/A

Templeton Global Growth             11.88%     19.54%     11.11%        N/A        N/A        N/A        N/A        N/A

Templeton Global Income Securities   1.00%      8.06%     13.04%     -6.36%     15.02%     -1.82%     10.69%      8.21%

Templeton International Equity      10.09%     21.21%      9.01%     -0.58%     26.75%        N/A        N/A        N/A

Templeton International
Smaller Companies                   -2.92%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Templeton Pacific Growth           -36.91%      9.50%      6.43%    -10.11%     45.79%        N/A        N/A        N/A

U.S. Government Securities           7.74%      2.11%     17.76%     -5.93%      8.14%      6.12%     14.23%      7.36%



9. DEATH BENEFIT

If you die during the accumulation phase, the person you have selected as your beneficiary will receive a death benefit. At the time you purchase the Contract, you must select either the traditional death benefit option or the enhanced death benefit option. Once selected, you cannot change it.

If you select the traditional death benefit option, the amount of death benefit will be the greater of:

(1) the value of your Contract, less any applicable premium taxes; or

(2) any payments you have made, less any surrenders and applicable premium taxes.

If you select the enhanced death benefit option, the amount of the death benefit will be the greater of:

(1) the value of your Contract, less any applicable premium taxes; or

(2) the guaranteed minimum death benefit, less any applicable premium tax.

  The guaranteed minimum death benefit is the greater of:

   (a) the sum of all payments you have made, less any surrenders; or

   (b) the greatest value of your Contract Anniversaries prior to your 86th birthday (your Contract Anniversaries equal the value of your Contract on a Contract anniversary, increased by the amount of any payments you have made since that anniversary, less the amount of any surrenders you have made since that anniversary).

10. OTHER INFORMATION

Free Look. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), you will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. (Some states require that we return your payment.)

No Probate. In most cases, when you die, your beneficiary will receive the death benefit without going through probate.

Purchasing Considerations. The Franklin
Valuemark Charter Variable Annuity Contract is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.


Additional Features

The Contract offers additional features which you might be interested in. These include:

Automatic Investment Plan - You can automatically add to your Contract on a monthly or quarterly basis for as little as $100. You can do this by electronically transferring monies from your savings or checking account.

Dollar Cost Averaging Program - You can arrange to have a regular amount of money automatically transferred from selected variable options to other variable options each month. Theoretically this can give you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

Flexible Rebalancing - Allianz Life will automatically readjust your Contract value among the variable options to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually.

Systematic Withdrawal Program - You can elect to receive monthly or quarterly payments from Allianz Life while your Contract is in the accumulation phase. Of course, you may have to pay tax penalties and income taxes on the money you receive.

Minimum Distribution Program - You can arrange to have money sent to you each month or quarter to meet certain required distribution requirements imposed by the Internal Revenue Code generally after age 701/2.

These features are not available in all states and may not be suitable for your particular situation.



11. INQUIRIES

If you have any questions about your Contract or need more information, please contact us at:

            Valuemark Service Center
            300 Berwyn Park
            P.O. Box 3031
            Berwyn, PA 19312-0031
            (800) 624-0197


             THE FRANKLINVALUEMARK CHARTER VARIABLE ANNUITY CONTRACT
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes the Franklin Valuemark Charter Variable Annuity Contract with a Fixed Account offered by Allianz Life Insurance Company of North America (Allianz Life).

The annuity has 22 Variable Options, each of which invests in one of the Portfolios of Franklin Valuemark Funds listed below and a Fixed Account of Allianz Life. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account). The Fixed Account may not be available in your state.

FRANKLIN VALUEMARK FUNDS:
PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
Money Market Fund

PORTFOLIOS SEEKING CURRENT INCOME
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund

PORTFOLIOS SEEKING
GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS  SEEKING  CAPITAL  GROWTH
Capital  Growth  Fund
Global  Health Care Securities Fund
Mutual Discovery  Securities Fund
Natural  Resources  Securities Fund
Small Cap Fund
Templeton  Developing  Markets Equity Fund
Templeton  Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Valuemark Charter Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated January 5, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 19 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 342-3863 or write us at:
1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


The Franklin Valuemark Charter Variable Annuity Contracts:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell these securities. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: January 5, 1999



TABLE OF CONTENTS
                                                   Page
INDEX OF TERMS ...................................    3
FEE TABLE ........................................    4
 1. THE FRANKLIN VALUEMARK CHARTER
VARIABLE ANNUITY CONTRACT ........................    8
    Contract Owner ...............................    8
    Joint Owner ..................................    8
    Annuitant ....................................    8
    Beneficiary ..................................    8
    Assignment  ..................................    8
 2. ANNUITY PAYMENTS
(THE PAYOUT PHASE) ...............................    9
    Annuity Options ..............................    9
 3. PURCHASE .....................................   10
    Purchase Payments ............................   10
    Automatic Investment Plan ....................   10
    Allocation of Purchase Payments ..............   10
    Free Look ....................................   10
    Accumulation Units ...........................   11
 4. INVESTMENT OPTIONS ...........................   11
    Transfers ....................................   12
    Dollar Cost Averaging Program ................   12
    Flexible Rebalancing .........................   13
    Financial Advisers -
Asset Allocation Programs ........................   13
    Voting Privileges ............................   13
    Substitution .................................   13
 5. EXPENSES .....................................   13
    Insurance Charges ............................   13
     Mortality and Expense Risk Charge ...........   13
     Administrative Charge .......................   14
    Contract Maintenance Charge ..................   14
    Transfer Fee .................................   14
    Premium Taxes ................................   14
    Income Taxes .................................   14
    Portfolio Expenses ...........................   14
 6. TAXES ........................................   14
    Annuity Contracts in General .................   15
    Qualified and Non-Qualified Contracts ........   15
    Multiple Contracts ...........................   15
    Surrenders - Non-Qualified Contracts .........   15
    Surrenders - Qualified Contracts .............   15
    Surrenders - Tax-Sheltered Annuities .........   15
    Diversification ..............................   16
 7. ACCESS TO YOUR MONEY .........................   16
    Systematic Withdrawal Program ................   16
    Minimum Distribution Program .................   16
    Suspension of Payments or Transfers ..........   16
 8. PERFORMANCE ..................................   17
 9. DEATH BENEFIT ................................   17
    Upon Your Death ..............................   17
    Death of Annuitant ...........................   18
10. OTHER INFORMATION ............................   18
    Allianz Life .................................   18
    Year 2000 ....................................   18
    The Separate Account .........................   18
    Distribution .................................   19
    Administration ...............................   19
    Financial Statements .........................   19

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION ...........................   19


INDEX OF TERMS
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.
                                                   Page
Accumulation Phase ...............................    8
Accumulation Unit ................................   11
Annuitant ........................................    8
Annuity Options ..................................    9
Annuity Payments .................................    9
Annuity Unit .....................................   11
Beneficiary ......................................    8
Contract .........................................    8
Contract Owner ...................................    8
Fixed Account ....................................    8
Income Date ......................................    9
Joint Owner ......................................    8
Non-Qualified ....................................   15
Payout Phase .....................................    8
Portfolios .......................................   11
Purchase Payment .................................   10
Qualified ........................................   15
Tax Deferral .....................................   15
Variable Option ..................................    8



FEE TABLE
----------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. The Fee Table reflects expenses of the Separate Account as well as the Portfolios.

Contract Owner Transaction Fees

Transfer Fee* ...........................................  First 12 transfers in a Contract year are free. Thereafter, the fee is $25 or 2% of the amount transferred, if less. Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.

Contract Maintenance Charge**  ...........................  $40 per Contract per
                                                            year

Separate Account Annual Expenses
(as a percentage of average account value)
                                           Contracts with  Contracts with
                                             Traditional      Enhanced
                                            Death Benefit   Death Benefit
                                            --------------------------------
Mortality and Expense Risk Charge .......       1.00%        1.20%
Administrative Charge ...................        .15%         .15%
                                            -----------     ---------
Total Separate Account Annual Expenses ..       1.15%        1.35%

*The Contract provides that if more than three transfers have been made in a Contract year, Allianz Life reserves the right to deduct a transfer fee. Market timing transfers may not be permitted.

**During the Accumulation Phase, the charge is waived if the value of your Contract is at least $100,000. If you own more than one Franklin Valuemark Charter Contract (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $100,000, the charge is waived.



Franklin Valuemark Funds' Annual Expenses: Class 2 Shares
(as a percentage of Franklin Valuemark Funds' average net assets)

The Management and Portfolio  Administration  Fees for each  Portfolio are based on a percentage of that  Portfolio's  net assets.
Class 2 shares have a distribution  plan which is referred to as a Rule 12b-1 plan. See the  accompanying  prospectus for Franklin
Valuemark Funds for a description of these fees and the Rule 12b-1 plan.  While the maximum amount payable under each  Portfolio's
Class 2 Rule 12b-1 plan is .35% per year of the Portfolio's  average daily net assets, the Board of Trustees of Franklin Valuemark
Funds has set the current rate at .30% per year.  Because  Class 2 shares are new,  the figures  below (other than 12b-1 fees) are estimates based on the historical  expenses of each portfolio's  Class 1 shares,  except as noted.  Future Portfolio  expenses may differ.

                                                                      Management
                                                                     and Portfolio                           Total Annual
                                                                 Administration Fees112b-1 FeesOther Expenses  Expenses
---------------------------------------------------------------------------------------------------------------------------

Capital Growth Fund .............................................        .75%          .30%        .02%         1.07%
Global Health Care Securities Fund2 .............................        .75%          .30%        .22%         1.27%
Global Utilities Securities Fund ................................        .47%          .30%        .03%          .80%
Growth and Income Fund ..........................................        .47%          .30%        .02%          .79%
High Income Fund ................................................        .50%          .30%        .03%          .83%
Income Securities Fund ..........................................        .47%          .30%        .03%          .80%
Money Market Fund ...............................................        .51%          .30%        .02%          .83%
Mutual Discovery Securities Fund ................................        .95%          .30%        .11%         1.36%
Mutual Shares Securities Fund ...................................        .75%          .30%        .05%         1.10%
Natural Resources Securities Fund ...............................        .62%          .30%        .07%          .99%
Real Estate Securities Fund .....................................        .51%          .30%        .03%          .84%
Rising Dividends Fund ...........................................        .72%          .30%        .02%         1.04%
Small Cap Fund ..................................................        .75%          .30%        .02%         1.07%
Templeton Developing Markets Equity Fund ........................       1.25%          .30%        .17%         1.72%
Templeton Global Asset Allocation Fund ..........................        .80%          .30%        .14%         1.24%
Templeton Global Growth Fund ....................................        .83%          .30%        .05%         1.18%
Templeton Global Income Securities Fund .........................        .56%          .30%        .06%          .92%
Templeton International Equity Fund .............................        .80%          .30%        .09%         1.19%
Templeton International Smaller Companies Fund ..................       1.00%          .30%        .06%         1.36%
Templeton Pacific Growth Fund ...................................        .92%          .30%        .11%         1.33%
U.S. Government Securities Fund .................................        .48%          .30%        .02%          .80%
Value Securities Fund2 ..........................................        .75%          .30%        .19%         1.24%


1The Portfolio  Administration Fee is a direct expense for the Global Health Care Securities Fund, the Mutual Discovery Securities
Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies
Fund, and the Value Securities Fund;  other  Portfolios pay for similar  services  indirectly  through the Management Fee. See the accompanying Franklin Valuemark Funds prospectus for further information regarding these fees.


2The Global Health Care Securities Fund and the Value  Securities Fund commenced  operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1998.


Examples o There are two sets of examples below.  The examples in Chart 1 assume you have selected the traditional  death benefit.
The examples in Chart 2 assume you have  selected the  enhanced  death  benefit.  The  examples  below should not be  considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $40 contract  maintenance  charge is included in the Examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o Premium taxes are not reflected in the tables. Premium taxes may apply.

o For additional information, see Section 5 - "Expenses" and the Franklin Valuemark Funds prospectus.

Chart 1 - Contracts with Traditional Death Benefit Option

You would pay the following expenses on a $1,000  investment,  assuming a 5% annual return on your money regardless of whether you surrender your Contract at the end of each time period:

Variable Option                                                                    1 Year    3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------------------------------

Capital Growth .................................................................     $24       $72      $124      $265
Global Health Care Securities* .................................................     $26       $78      $134      $286
Global Utilities Securities ....................................................     $21       $64      $110      $237
Growth and Income ..............................................................     $21       $64      $110      $236
High Income ....................................................................     $21       $65      $112      $241
Income Securities ..............................................................     $21       $64      $110      $237
Money Market ...................................................................     $21       $65      $112      $241
Mutual Discovery Securities ....................................................     $26       $81      $139      $295
Mutual Shares Securities .......................................................     $24       $73      $125      $268
Natural Resources Securities ...................................................     $23       $70      $120      $257
Real Estate Securities .........................................................     $21       $65      $112      $242
Rising Dividends ...............................................................     $23       $72      $122      $262
Small Cap ......................................................................     $24       $72      $124      $265
Templeton Developing Markets Equity ............................................     $30       $92      $156      $329
Templeton Global Asset Allocation ..............................................     $25       $78      $133      $283
Templeton Global Growth ........................................................     $25       $76      $130      $277
Templeton Global Income Securities .............................................     $22       $68      $116      $250
Templeton International Equity .................................................     $25       $76      $130      $278
Templeton International Smaller Companies ......................................     $26       $81      $139      $295
Templeton Pacific Growth .......................................................     $26       $80      $137      $292
U.S. Government Securities .....................................................     $21       $64      $110      $237
Value Securities* ..............................................................     $25       $78      $133      $283

*Estimated



Chart 2 - Contracts with Enhanced Death Benefit Option

You would pay the following expenses on a $1,000  investment,  assuming a 5% annual return on your money regardless of whether you surrender your Contract at the end of each time period:

Variable Option                                                                    1 Year    3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------------------------------

Capital Growth .................................................................     $26       $78      $134      $286
Global Health Care Securities* .................................................     $28       $84      $144      $305
Global Utilities Securities ....................................................     $23       $70      $120      $258
Growth and Income ..............................................................     $23       $70      $120      $257
High Income ....................................................................     $23       $71      $122      $261
Income Securities ..............................................................     $23       $70      $120      $258
Money Market ...................................................................     $23       $71      $122      $261
Mutual Discovery Securities ....................................................     $28       $87      $148      $314
Mutual Shares Securities .......................................................     $26       $79      $136      $289
Natural Resources Securities ...................................................     $25       $76      $130      $278
Real Estate Securities .........................................................     $23       $72      $122      $262
Rising Dividends ...............................................................     $25       $78      $133      $283
Small Cap ......................................................................     $26       $78      $134      $286
Templeton Developing Markets Equity ............................................     $32       $98      $166      $348
Templeton Global Asset Allocation ..............................................     $27       $84      $143      $302
Templeton Global Growth ........................................................     $27       $82      $140      $297
Templeton Global Income Securities .............................................     $24       $74      $127      $271
Templeton International Equity .................................................     $27       $82      $140      $298
Templeton International Smaller Companies ......................................     $28       $87      $148      $314
Templeton Pacific Growth .......................................................     $28       $86      $147      $311
U.S. Government Securities .....................................................     $23       $70      $120      $258
Value Securities* ..............................................................     $27       $84      $143      $302


*Estimated


1. THE FRANKLIN VALUEMARK CHARTER VARIABLE ANNUITY CONTRACT

This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Allianz Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

You have 23 investment choices - the 22 Variable Options each of which invests in one of the Portfolios of Franklin Valuemark Funds and the Fixed Account of Allianz Life. The Contract is called a variable annuity because you can choose among 22 Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios of Franklin Valuemark Funds. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits you make within a twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future - please contact Allianz Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

Contract Owner

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner

The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (except in Pennsylvania, Oregon and New Jersey). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

Annuitant

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

Assignment

You can assign the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it receives the written notice of the assignment. Allianz Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.

2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
------------------------------------------------------------------------------

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 years after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the Annuitant's 85th birthday or 10 years (5 years in Pennsylvania) from the date the Contract was issued, whichever is later. This limitation may not apply when the Contract is issued to a charitable remainder trust. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon three things:

1) the value of your Contract in the Variable Option(s) on the Income Date,

2) the assumed investment rate (AIR) used in the annuity table for the Contract, and

3) the performance of the Variable Option(s) you selected.

You can choose a 3%, 5% or 7% AIR. If the actual performance exceeds the 3%, 5% or 7% AIR you selected, your Annuity Payments will increase. Similarly, if the actual rate is less than 3%, 5% or 7% (you selected), your Annuity Payments will decrease.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option you want and that Allianz Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 or 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you designate for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to the Contract Owner can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 or 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you designate for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments is less than the value annuitized, then the Contract Owner will receive a refund as set forth in the Contract.

3. PURCHASE
-------------------------------------------------------------------------------

Purchase Payments

A Purchase Payment is the money you invest in the Contract. The minimum payment Allianz Life will accept is $25,000. The maximum amount we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment
Plan). Allianz Life may, at its sole discretion, waive the minimum payment requirements. We reserve the right to decline any Purchase Payment. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

Automatic Investment Plan

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

Allocation of Purchase Payments


When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Allianz Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in up to 10 investment choices at any one time (which includes any of the 22 Variable Options which invest in the Portfolios of Franklin Valuemark Funds listed in Section 4 and the Allianz Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.


Once we receive your Purchase Payment, the necessary information and federal funds (federal funds means monies credited to a bank's account with its regional federal reserve bank), we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional
Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment in the Money Market Fund for 15 days after we receive your first Purchase Payment. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.

Accumulation Units

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Options you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.


We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

Example:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.

4. INVESTMENT OPTIONS
-------------------------------------------------------------------------------


The Contract offers Variable Options, which invest in Class 2 shares of 22 Portfolios of Franklin Valuemark Funds. The Contract also offers a Fixed Account of Allianz Life. Additional Portfolios may be available in the future.


YOU SHOULD READ THE FRANKLIN VALUEMARK FUNDS PROSPECTUS (WHICH IS ATTACHED TO THIS PROSPECTUS) CAREFULLY BEFORE INVESTING.

Franklin Valuemark Funds (Trust) is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. The Trust issues two classes of shares which are described in the accompanying Trust prospectus. Only Class 2 shares are available in connection with the Franklin Valuemark Charter Variable Annuity Contract. Class 2 shares have Rule 12b-1 Plan expenses. Investment managers for each Portfolio are listed in the table below and are as follows:
Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract:

                                              Investment
Available Portfolios                           Managers
-------------------------------------------------------------------------------
Portfolio Seeking Stability
of Principal and Income
Money Market Fund ...........................     FA

Portfolios Seeking
Current Income
High Income Fund ............................     FA
Templeton Global Income Securities Fund .....     FA
U.S. Government Securities Fund .............     FA

Portfolios Seeking
Growth and Income
Global Utilities Securities Fund ............     FA
Growth and Income Fund ......................     FA
Income Securities Fund ......................     FA
Mutual Shares Securities Fund ...............     FMA
Real Estate Securities Fund .................     FA
Rising Dividends Fund .......................     FAS
Templeton Global Asset Allocation Fund ......     TGA
Value Securities Fund .......................     FAS

Portfolios Seeking
Capital Growth
Capital Growth Fund .........................     FA
Global Health Care Securities Fund ..........     FA
Mutual Discovery Securities Fund ............     FMA
Natural Resources Securities Fund ...........     FA
Small Cap Fund ..............................     FA
Templeton Developing Markets
 Equity Fund ................................     TAM
Templeton Global Growth Fund ................     TGA
Templeton International Equity Fund .........     FA
Templeton International Smaller
 Companies Fund .............................     TIC
Templeton Pacific Growth Fund ...............     FA
-------------------------------------------------------------------------------

Franklin Valuemark Funds serves as the underlying mutual fund for variable life insurance policies offered by Allianz Life and other variable annuity contracts offered by Allianz Life and its affiliates. Franklin Valuemark Funds does not believe that offering its shares in this manner will be disadvantageous to you.

Transfers

You can transfer money among the 22 Variable Options and/or the Fixed Account. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Allianz Life permits you to make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option or Fixed Account, if less. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2. We may not allow you to make transfers during the free look period.

3. Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4. Your request for a transfer must clearly state how much the transfer is for.

5. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6. During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7. During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Allianz Life has reserved the right to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Allianz Life is instructed otherwise, Allianz Life will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.

Dollar Cost Averaging Program


The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

Dollar Cost Averaging requires a $3,000 minimum investment and participation for at least six months (or two quarters). All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect this program by properly completing the Dollar Cost Averaging form provided by Allianz Life.


Your participation in the program will end when any of the following occurs: (1) the number of desired transfers have been made; (2) you do not have enough money in the Variable Option(s) or Fixed Account to make the transfer (if less money is available, that amount will be transferred under the program and the program will end); (3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or (4) the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

Flexible Rebalancing

Once your money has been invested, the performance of the Portfolios may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

Financial Advisers -
Asset Allocation Programs

Allianz Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Allianz Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase.

Allianz Life will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 591/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

Voting Privileges

Allianz Life is the legal owner of the Trust's Class 2 Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

5. EXPENSES
-------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

Insurance Charges

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:
1) the mortality and expense risk charge and 2) the administrative charge.

Mortality and Expense Risk Charge. The amount of the Mortality and Expense Risk Charge for your Contract depends upon the death benefit option you select when you buy the Contract. If you choose the traditional death benefit option, this charge is equal, on an annual basis, to 1.00% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. If you choose the enhanced death benefit option, this charge is equal, on an annual basis, to 1.20% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Contract Maintenance Charge

Every year on the anniversary of the date when your Contract was issued, Allianz Life deducts $40 from your Contract as a contract maintenance charge. (In South Carolina, if your Contract is in force on the 20th Contract anniversary, we will waive the contract maintenance charge that is to be deducted after the 20th Contract anniversary). This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $100,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Franklin Valuemark Charter Contract, Allianz Life will determine the total value of all your Franklin
Valuemark Charter Contracts. If the total value of all Franklin Valuemark Charter Contracts registered under the same social security number is at least $100,000, Allianz Life will not assess the contract maintenance charge. If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete surrender from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, the charge will be collected monthly out of each Annuity Payment.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

Premium Taxes

Some states and other governmental entities (e.g.,
municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or a complete surrender is made. Allianz Life may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

Income Taxes

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

Portfolio Expenses

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying prospectus for Franklin Valuemark Funds.

6. TAXES
--------------------------------------------------------------------------------


Note: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

Qualified and Non-Qualified Contracts

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts) and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

Multiple Contracts

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

Surrenders - Non-Qualified Contracts

If you make a surrender from your Contract, the Code treats such a surrender as first coming from earnings and then from your Purchase Payments. In most cases, such surrendered earnings are includible in income. The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some surrenders will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 591/2; (2) paid after you die;(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

Surrenders - Qualified Contracts

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of surrenders from Qualified Contracts is contained in the Statement of Additional Information.

Surrenders - Tax-Sheltered Annuities

The Code limits the surrender of Purchase Payments made by Contract Owners from certain Tax-Sheltered Annuities. Surrenders can only be made when a Contract
Owner: (1) reaches age 591/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the Contract Owner can only surrender the Purchase Payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

You can have access to the money in your Contract:

(1) by making a surrender (either a partial or a total surrender);

(2) by receiving Annuity Payments; or

(3) when a death benefit is paid to your Beneficiary.

Surrenders can only be made during the Accumulation Phase.

When you make a complete surrender you will receive the value of the Contract on the day you made the surrender less any premium tax and less any contract maintenance charge. (See Section 5 - "Expenses" for a discussion of the charges.)

Any partial surrender must be for at least $500 and, unless you instruct Allianz Life otherwise, will be made pro-rata from all the Variable Options and the Fixed Account you selected. Allianz Life requires that after you make a partial surrender the value of your Contract must be at least $5,000.

We will pay the amount of any surrender  from the Variable  Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY SURRENDER YOU MAKE.

There are limits to the amount you can surrender from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 - "Taxes" and the discussion in the SAI.

Systematic Withdrawal Program

Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the surrender will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

Minimum Distribution Program

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Allianz Life will make payments to you on a monthly or quarterly basis.

Suspension of Payments or Transfers

Allianz Life may be required to suspend or postpone payments for surrenders or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Allianz Life cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a surrender or transfer from the Fixed Account for the period permitted by law but not for more than six months.

8. PERFORMANCE
-------------------------------------------------------------------------------

Allianz Life periodically advertises performance of the Variable Options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It may not reflect the deduction of any applicable contract maintenance charge. The deduction of any applicable contract maintenance charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge and the expenses of the Portfolios. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the Franklin Valuemark Funds prospectus for more information.

Certain Portfolios have been in existence for some time and have investment performance history. However, the Contracts are new. In order to demonstrate how the historical investment experience of the Portfolios may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI. There is performance shown which is based on the historical performance of the Portfolios' Class 1 shares, modified to reflect the current charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. Class 2 shares are new and currently have Rule 12b-1 plan expenses of .30% per year which will affect future performance. The information is based upon the historical experience of the Portfolios' Class 1 shares and does not represent past performance or predict future performance.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI. Any performance advertised will be based on historical data and does not guarantee future results of the Portfolios.

9. DEATH BENEFIT
-------------------------------------------------------------------------------

Upon Your Death

If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid if you die during the Payout Phase.

The amount of the death benefit depends upon which death benefit option you select. You must choose a death benefit option (traditional death benefit or enhanced death benefit) when you purchase the Contract. Once selected, you cannot change the death benefit option. The Mortality and Expense Risk Charge for Contracts with the enhanced death benefit option is higher than for Contracts with the traditional death benefit option.

If you select the traditional death benefit option, the amount of the death benefit will be the greater of:

(1) the value of your Contract, less any applicable premium taxes; or

(2) any payments you have made, less any surrenders and applicable premium taxes.

If you select the enhanced death benefit option, the amount of the death benefit will be the greater of:

(1) the value of your Contract, less any applicable premium taxes; or

(2) the guaranteed minimum death benefit less any applicable premium taxes.

   The guaranteed minimum death benefit is the greater of:

  (a) the sum of all payments you have made, less any surrenders; or

  (b) the greatest value of your Contract Anniversaries prior to your 86th birthday (your Contract Anniversaries equal the value of your Contract on a Contract anniversary, increased by the amount of any payments you have made since that anniversary, less the amount of any surrenders you have made since that anniversary).

If you have a Joint Owner, the age of the oldest Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts surrendered after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.

The death benefits described above may not be available in your state. In addition, only one of the options may be approved in your state. If neither death benefit is available, the death benefit will be equal to the value of your Contract (less any premium taxes) on the close of the business day that Allianz Life receives proof of the death and payment instructions.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Joint Owners must be spouses (except in Pennsylvania, Oregon and New Jersey).

A Beneficiary may request that the death benefit be paid in one of the following ways: (1) payment of the entire death benefit within 5 years of the date of death; or (2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from some states, are met, the payment will be made within 7 days. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

Death of Annuitant

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If a new Annuitant is not named within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.

10. OTHER INFORMATION
-------------------------------------------------------------------------------

Allianz Life

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

Year 2000

Allianz Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed; the total amounts to be expensed over the next two years are not expected to have a significant effect on Allianz Life's financial position or results of operations. Allianz Life believes it has taken steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis.

The Separate Account

Allianz Life established a separate account, Allianz Life Variable Account B (Separate Account), to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one Class of shares of a Portfolio.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

Distribution

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life. NFP has subcontracted with Franklin Advisers, Inc. for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 2.00% of Purchase Payments and quarterly trail commissions at an annual rate of 1% beginning 13 months after the Contract is issued. In addition, Allianz Life and Franklin Advisers, Inc. and/or their affiliates may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Commissions may be recovered from a broker-dealer if a surrender occurs within 12 months of a Purchase Payment.

Administration

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

Financial statements

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

Insurance Company.................................
Experts ..........................................
Legal Opinions ...................................
Distributor ......................................
Calculation of Performance Data ..................
Federal Tax Status ...............................
Annuity Provisions................................
Mortality and Expense Risk Guarantee .............
Financial Statements .............................